SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Pronouncement (Details) - ASU 2016-02 - Subsequent Event $ in Millions	Jan. 01, 2019 USD ($)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset	$ 2.5
Operating Lease, Liability	$ 2.5